CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2014
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

21. Condensed financial information of the parent company

The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The subsidiaries did not pay any dividend to the Company for the years presented. For the purpose of presenting parent only financial information, the Company records its investments in its subsidiaries under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Investments (deficit) in subsidiaries and VIE” and the loss of the subsidiaries and VIE is presented as “share of loss of subsidiaries and VIE”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2013 and 2014.

BALANCE SHEETS

	As of December 31,
	2013	2014
	RMB	RMB	US$(Note 2(d))
ASSETS
Current assets:
Cash and cash equivalents	3,754	3,768	607
Amounts due from subsidiaries	1,239,651,452	2,368,368,186	381,711,664
Prepaid expenses and other current assets	134,131	134,618	21,696
Total current assets	1,239,789,337	2,368,506,572	381,733,967

Investments in subsidiaries and VIE	77,080,924	—	—
Total assets	1,316,870,261	2,368,506,572	381,733,967

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY/(DEFICIT)
Deficits in subsidiaries and VIE	—	2,114,899	340,860
Total liabilities	—	2,114,899	340,860

Mezzanine equity:
Class A convertible redeemable preferred shares, US$0.001 par value, 10,427,373 and nil shares authorized, issued and outstanding as of December 31, 2013 and 2014, respectively	295,199,496	—	—
Series A convertible redeemable preferred shares, US$0.001 par value, 5,000,000 and nil shares authorized, issued and outstanding as of December 31, 2013 and 2014, respectively	68,146,852	—	—
Series B convertible redeemable preferred shares, US$0.001 par value, 12,123,314 and nil shares authorized, issued and outstanding as of December 31, 2013 and 2014, respectively	327,058,282	—	—
Series C convertible redeemable preferred shares, US$0.001 par value, 18,721,302 and nil shares authorized, 17,348,382 and nil shares issued and outstanding as of December 31, 2013 and 2014, respectively	575,422,644	—	—
Series D convertible redeemable preferred shares, US$0.001 par value, 10,000,000 and nil shares authorized, issued and outstanding as of December 31, 2013 and 2014, respectively	377,488,481	—	—
Series E convertible redeemable preferred shares, US$0.001 par value, 18,554,545 and nil shares authorized, issued and outstanding as of December 31, 2013 and 2014, respectively	630,205,581	—	—

Total mezzanine equity	2,273,521,336	—	—

Shareholders’ equity/(deficit):
Common shares, US$0.001 par value, 425,173,466 and 500,000,000 (including 407,328,619 Class A and 92,671,381 Class B) shares authorized, 6,096,842 and 114,379,243 (including 31,033,332 Class A and 83,345,911 Class B) shares issued and outstanding as of December 31, 2013 and 2014, respectively	40,281	727,825	117,304
Additional paid-in capital	—	3,621,645,725	583,703,337
Accumulated other comprehensive income	6,582,044	1,144,629	184,481
Accumulated deficit	(963,273,400)	(1,257,126,506)	(202,612,015)
Total shareholders’ equity/(deficit)	(956,651,075)	2,366,391,673	381,393,107

TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY/(DEFICIT)	1,316,870,261	2,368,506,572	381,733,967

STATEMENTS OF COMPREHENSIVE LOSS

	For the Years Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$(Note 2(d))
Operating expenses:
General and administrative expenses	(10,104,952)	(6,254,660)	(12,681,141)	(2,043,829)
Loss from operations	(10,104,952)	(6,254,660)	(12,681,141)	(2,043,829)

Interest income	549,566	—	—	—
Interest expense	(54,992,680)	(24,698,528)	—	—
Share of loss of subsidiaries and VIE	(111,162,022)	(121,260,842)	(80,464,296)	(12,968,490)
Net Loss	(175,710,088)	(152,214,030)	(93,145,437)	(15,012,319)
Accretion on Series A convertible redeemable preferred shares to redemption value	(9,066,909)	(4,008,032)	(69,598)	(11,217)
Accretion on Series B convertible redeemable preferred shares to redemption value	(38,553,700)	(35,069,326)	(3,451,997)	(556,361)
Accretion on Series C convertible redeemable preferred shares to redemption value	(63,108,024)	(74,328,662)	(75,476,317)	(12,164,574)
Accretion on Series D convertible redeemable preferred shares to redemption value	(44,324,631)	(65,070,473)	(51,479,102)	(8,296,925)
Accretion on Series E convertible redeemable preferred shares to redemption value	—	(7,094,798)	(97,696,064)	(15,745,747)
Accretion on Class A convertible redeemable preferred shares to redemption value	—	(5,563,627)	(22,601,694)	(3,642,732)
Deemed contribution from preferred shareholders at extinguishment of convertible bonds	—	16,750,848	—	—
Deemed dividends to preferred shareholders at extinguishment of convertible bonds and promissory note	—	(44,163,640)	—	—
Modification of warrants	—	(1,021,523)	—	—
Net loss attributable to common shareholders	(330,763,352)	(371,783,263)	(343,920,209)	(55,429,875)

Net loss	(175,710,088)	(152,214,030)	(93,145,437)	(15,012,319)
Changes in cumulative foreign currency translation adjustment, net of tax of nil	1,475,502	4,391,112	(5,437,415)	(876,352)
Comprehensive loss	(174,234,586)	(147,822,918)	(98,582,852)	(15,888,671)

STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$(Note 2(d))
Net cash provided by/(used in) operating activities	7,294,206	(395)	14	2

Net cash used in investing activities	—	—	—	—

Net cash used in financing activities:
Payment of convertible redeemable preferred shares issuance costs	(11,503,182)	(199,941)	—	—

Net decrease in cash and cash equivalents	(4,208,976)	(200,336)	14	2
Cash and cash equivalents-beginning of year	4,413,066	204,090	3,754	605
Cash and cash equivalents-end of year	204,090	3,754	3,768	607

Supplemental disclosure for cash flow information:

Cash paid for interest	17,675,762	—	—	—
Supplemental disclosure of non-cash financing activities:
Proceeds from issuance of convertible redeemable preferred shares (cash received by a subsidiary of the Company on behalf of the Company)	298,832,000	624,546,000	154,338,750	24,874,891
Payment of convertible redeemable preferred shares issuance costs (cash paid by a subsidiary of the Company on behalf of the Company)	(3,889,463)	(3,721,193)	(859,771)	(138,570)
Proceeds from exercise of warrants(cash received by a subsidiary of the Company on behalf of the Company)	222,558	—	50,705,282	8,172,208
Proceeds from issuance of convertible promissory notes (cash received by a subsidiary of the Company on behalf of the Company)	—	130,387,080	—	—
Payment for redemption of convertible bonds (cash paid by a subsidiary of the Company on behalf of the Company)	—	(104,939,300)	—	—
Proceeds from issuance of Class A common shares in IPOProceeds from issuance of Class A common shares in IPO, net of issuance cost (cash received by a subsidiary of the Company on behalf of the Company)	—	—	644,443,313	103,865,408
Proceeds from issuance of Class A common shares in the private placement concurrently concurrent with IPO net of underwriters’ commissions (cash received by a subsidiary of the Company on behalf of the Company)	—	—	306,934,945	49,468,934
Conversion of convertible redeemable preferred shares to Class B common shares	—	—	2,678,292,288	431,662,361
Accrued listing expenses	—	—	20,656,597	3,329,239
Conversion of convertible promissory notes to Class A convertible redeemable preferred shares	—	150,824,865	—	—
Conversion of convertible bonds to Class A convertible redeemable preferred shares	—	138,811,004	—	—